SUPPLEMENT

DATED APRIL 8, 2009 TO THE

CLASS IA PROSPECTUS DATED MAY 1, 2008

CLASS IB PROSPECTUS DATED MAY 1, 2008

FOR HARTFORD HLS FUNDS (THE "PROSPECTUSES")

The above referenced Prospectuses are revised as follows:

Hartford U.S. Government Securities HLS Fund

Effective June 1, 2009, Timothy Wilhide will no longer serve as portfolio manager of Hartford U.S. Government Securities HLS Fund. The fund will continue to be managed by John Hendricks and Russell M. Regenauer.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED APRIL 8, 2009 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008

FOR HARTFORD HLS FUNDS (THE "SAI")

The above referenced SAI is revised as follows:

Effective June 1, 2009, Timothy Wilhide will no longer serve as portfolio manager of Hartford U.S. Government Securities HLS Fund. The fund will continue to be managed by John Hendricks and Russell M. Regenauer.

This Supplement should be retained with your SAI for future reference.